Investments in Associates and Joint Ventures - Summary of Sale of Beacon's Meralco Shares to MPIC (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	Jul. 31, 2018	Dec. 18, 2017	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014
Disclosure Of Joint Ventures [Abstract]
Number of Shares Sold					112,710,000	56,350,000
% of Meralco Shareholdings Sold					10.00%	5.00%
Price Per Share					₱ 235.00	₱ 235.00
Total Price	₱ 1,152	₱ 1,294	₱ 21,800	₱ 26,200	₱ 26,487	₱ 13,243
Deferred Gain Realized			₱ 4,962	₱ 4,962	₱ 2,838	₱ 1,418